Stock Incentive Plans - Restricted Stock Units (FY) (Details) - Restricted Stock Units (RSUs) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at beginning of period (in shares)	0	1,705,558
Grants in period (in shares)	471,104	1,054,600
Vested in period (in shares)		(636,418)
Forfeited in period (in shares)	(7,086)	(446,108)
Cancelled/settled in connection with the Merger (in shares)		(1,677,632)
Unvested at end of period (in shares)	464,018	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested at beginning of period (in dollars per share)	$ 0	$ 2.62
Grants in period (in dollars per share)	19.8	1.13
Vested in period (in dollars per share)		2.4
Forfeited in period (in dollars per share)	19.8	1.91
Cancelled/settled in connection with the Merger (in dollars per share)		1.96
Unvested at end of period (in dollars per share)	$ 19.8	$ 0